Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Current tax provision
Current tax	$ 599	$ 510
Deferred income tax provision
Deferred income tax	1,247	1,177
Provision for income taxes
Income tax expense	1,846	1,687
Reconciliation of reported income tax expense to the theoretical tax amount
Loss before income taxes and equity in earnings of equity investees	(16,738)	(16,770)
Tax calculated at the statutory tax rate of the Company	(2,762)	(2,767)
Different tax rates available to different jurisdictions	537	120
Tax valuation allowance	3,036	2,184
Expenses not deductible for tax purposes	261	272
Utilization of previously unrecognized tax losses	(97)	(14)
Withholding tax on undistributed earnings of PRC entities	1,307	1,160
Others	(436)	732
Income tax expense	1,846	1,687
HK
Current tax provision
Current tax	244	372
PRC
Current tax provision
Current tax	$ 355	$ 138